Average Annual Total Returns - FidelityInternationalFactorETFs-ComboPRO - FidelityInternationalFactorETFs-ComboPRO - Fidelity International High Dividend ETF	Mar. 01, 2025
Fidelity International High Dividend ETF | Return Before Taxes
Average Annual Return:
Past 1 year	0.30%
Past 5 years	2.81%
Since Inception	1.04%	[1]
Fidelity International High Dividend ETF | After Taxes on Distributions
Average Annual Return:
Past 1 year	(0.75%)
Past 5 years	1.89%
Since Inception	0.18%	[1]
Fidelity International High Dividend ETF | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	1.37%
Past 5 years	2.27%
Since Inception	0.91%	[1]
IXYCH
Average Annual Return:
Past 1 year	0.63%
Past 5 years	3.24%
Since Inception	1.49%
MC040
Average Annual Return:
Past 1 year	4.95%
Past 5 years	5.33%
Since Inception	3.99%

[1]	A From January 16, 2018 .